Cover	Jul. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 29, 2026
Entity Registrant Name	Aon plc
Entity Incorporation, State or Country Code	L2
Entity File Number	1-7933
Entity Tax Identification Number	98-1539969
Entity Address, Address Line One	15 George's Quay
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 VR98
City Area Code	353 1
Local Phone Number	266 6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000315293
Class A Ordinary Shares $0.01 nominal value
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.850% Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.850% Senior Notes due 2027
Trading Symbol	AON27
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.125% Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.125% Senior Notes due 2027
Trading Symbol	AON27B
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.150% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.150% Senior Notes due 2029
Trading Symbol	AON29
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.050% Senior Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.050% Senior Notes due 2031
Trading Symbol	AON31
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.600% Senior Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdingsplc’s 2.600% Senior Notes due 2031
Trading Symbol	AON31A
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.300% Senior Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.300% Senior Notes due 2031
Trading Symbol	AON31B
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 5.000% Senior Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdingsplc’s 5.000% Senior Notes due 2032
Trading Symbol	AON32
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 5.350% Senior Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 5.350% Senior Notes due 2033
Trading Symbol	AON33
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.450% Senior Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.450% Senior Notes due 2034
Trading Symbol	AON34
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.250% Senior Notes due 2042
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.250% Senior Notes due 2042
Trading Symbol	AON42
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.450% Senior Notes due 2043
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.450% Senior Notes due 2043
Trading Symbol	AON43
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.600% Senior Notes due 2044
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.600% Senior Notes due 2044
Trading Symbol	AON44
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.750% Senior Notes due 2045
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.750% Senior Notes due 2045
Trading Symbol	AON45
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.900% Senior Notes due 2051
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.900% Senior Notes due 2051
Trading Symbol	AON51
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 3.900% Senior Notes due 2052
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdingsplc’s 3.900% Senior Notes due 2052
Trading Symbol	AON52
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.750% Senior Notes due 2054
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.750% Senior Notes due 2054
Trading Symbol	AON54
Security Exchange Name	NYSE